Tax	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Tax

7	Tax

Tax expense
	2021	2020	2019
	$m	$m	$m
Current tax[1]	3,250	2,700	3,768
– for this year	3,182	2,883	3,689
– adjustments in respect of prior years	68	(183)	79
Deferred tax	963	(22)	871
– origination and reversal of temporary differences	874	(341)	684
– effect of changes in tax rates	132	58	(11)
– adjustments in respect of prior years	(43)	261	198
Year ended 31 Dec[2]	4,213	2,678	4,639
1    Current tax included Hong Kong profits tax of $813m (2020: $888m; 2019: $1,413m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2020: 16.5%; 2019: 16.5%).
2    In addition to amounts recorded in the income statement, a tax charge of $7m (2020: charge of $7m) was recorded directly to equity.
Tax reconciliation
The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2021		2020		2019
	$m	%	$m	%	$m	%
Profit before tax	18,906		8,777		13,347
Tax expense
Taxation at UK corporation tax rate of 19.00%	3,592	19.0	1,668	19.0	2,536	19.0
Impact of differently taxed overseas profits in overseas locations	280	1.5	178	2.0	253	1.9
UK banking surcharge	332	1.8	(113)	(1.3)	29	0.2
Items increasing tax charge in 2021:
– impact of differences between French tax basis and IFRSs	434	2.3	—	—	—	—
– local taxes and overseas withholding taxes	360	1.9	228	2.6	484	3.6
– UK tax losses not recognised	294	1.6	444	5.1	364	2.7
– other permanent disallowables	254	1.3	322	3.6	481	3.6
– non-deductible goodwill write-down	178	0.9	—	—	1,421	10.7
– impact of changes in tax rates	132	0.7	58	0.6	(11)	(0.1)
– bank levy	93	0.5	202	2.3	184	1.4
– impacts of hyperinflation	68	0.4	65	0.7	29	0.2
– adjustments in respect of prior period liabilities	25	0.1	78	0.9	277	2.1
– non-deductible regulatory settlements	2	—	33	0.4	5	—
Items reducing tax charge in 2021:
– non-taxable income and gains	(641)	(3.4)	(515)	(5.8)	(844)	(6.3)
– tax impact of planned sale of French retail banking business	(434)	(2.3)	—	—	—	—
– effect of profits in associates and joint ventures	(414)	(2.2)	(250)	(2.8)	(467)	(3.5)
– deductions for AT1 coupon payments	(270)	(1.4)	(310)	(3.5)	(263)	(2.0)
– non-UK movements in unrecognised deferred tax	(67)	(0.4)	608	6.9	12	0.1
– non-deductible UK customer compensation	(5)	—	(18)	(0.2)	382	2.9
– non-taxable gain on dilution of shareholding in SABB	—	—	—	—	(181)	(1.3)
– other items	—	—	—	—	(52)	(0.4)
Year ended 31 Dec	4,213	22.3	2,678	30.5	4,639	34.8
The Group’s profits are taxed at different rates depending on the country or territory in which the profits arise. The key applicable tax rates for 2021 include Hong Kong (16.5%), the US (21%) and the UK (19%). If the Group’s profits were taxed at the statutory rates of the countries in which the profits arose, then the tax rate for the year would have been 22.3% (2020: 19.7%). The effective tax rate for the year of 22.3% was lower than in the previous year (2020: 30.5%). The impact of non-recognition of deferred tax was smaller in 2021 than in 2020, which decreased the effective tax rate by 10.8%. This was partly offset by changes in the geographical composition of profits, which resulted in tax at applicable local statutory rates being 2.5% greater for 2020 than for 2021.
The signing of a framework agreement for the planned sale of the French retail banking business resulted in a tax deduction (tax value of $434m) for a provision for loss on disposal, which was recorded in the French tax return. A deferred tax liability of the same amount arises as a consequence of the temporary difference between the French tax basis and IFRSs in respect of this provision.
During 2021, legislation to increase the main rate of UK corporation tax from 19% to 25% from 1 April 2023 was enacted, increasing the Group’s 2021 tax charge by $132m due to the remeasurement of deferred tax balances.
Accounting for taxes involves some estimation because tax law is uncertain and its application requires a degree of judgement, which authorities may dispute. Liabilities are recognised based on best estimates of the probable outcome, taking into account external advice where appropriate. We do not expect significant liabilities to arise in excess of the amounts provided. HSBC only recognises current and deferred tax assets where recovery is probable.

Movement of deferred tax assets and liabilities
	Loan impairment provisions	Unused tax losses and tax credits	Derivatives, FVOD[1] and other investments	Insurance business	Expense provisions	Fixed assets	Retirement obligations	Other	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Assets	1,242	1,821	548	—	565	901	—	960	6,037
Liabilities	—	—	(705)	(1,622)	—	—	(2,306)	(1,234)	(5,867)
At 1 Jan 2021	1,242	1,821	(157)	(1,622)	565	901	(2,306)	(274)	170
Income statement	(89)	161	22	(43)	(333)	(26)	(336)	(319)	(963)
Other comprehensive income	(5)	33	149	—	74	25	(205)	713	784
Foreign exchange and other adjustments	14	(14)	(5)	25	(10)	3	28	(81)	(40)
At 31 Dec 2021	1,162	2,001	9	(1,640)	296	903	(2,819)	39	(49)
Assets[2]	1,162	2,001	9	—	296	903	109	742	5,222
Liabilities[2]	—	—	—	(1,640)	—	—	(2,928)	(703)	(5,271)

Assets	983	1,414	979	—	650	1,002	—	422	5,450
Liabilities	—	—	(558)	(1,621)	—	—	(1,613)	(401)	(4,193)
At 1 Jan 2020	983	1,414	421	(1,621)	650	1,002	(1,613)	21	1,257
Income statement	295	355	(274)	(32)	(81)	(112)	(190)	61	22
Other comprehensive income	—	—	(23)	—	—	—	(387)	(660)	(1,070)
Foreign exchange and other adjustments	(36)	52	(281)	31	(4)	11	(116)	304	(39)
At 31 Dec 2020	1,242	1,821	(157)	(1,622)	565	901	(2,306)	(274)	170
Assets[2]	1,242	1,821	548	—	565	901	—	960	6,037
Liabilities[2]	—	—	(705)	(1,622)	—	—	(2,306)	(1,234)	(5,867)
1    Fair value of own debt.
2    After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets $4,624m (2020: $4,483m) and deferred tax liabilities $4,673m (2020: $4,313m).
In applying judgement in recognising deferred tax assets, management has critically assessed all available information, including future business profit projections and the track record of meeting forecasts. Management’s assessment of the likely availability of future taxable profits against which to recover deferred tax assets is based on the most recent financial forecasts approved by management, which cover a five-year period and are extrapolated where necessary, and takes into consideration the reversal of existing taxable temporary differences and past business performance.
The Group’s net deferred tax asset of $4.6bn (2020: $4.5bn) included $2.6bn (2020: $2.4bn) of deferred tax assets relating to the US and a net deferred asset of $0.0bn (2020: $0.00) in France.
The net US deferred tax asset of $2.6bn included $1.1bn related to US tax losses that expire in 13 to 17 years. Management expects the US deferred tax asset to be substantially recovered in seven to eight years, with the majority recovered in the first five years.
The net deferred tax asset in France of $0.0bn included $0.4bn related to tax losses which are expected to be substantially recovered within 10 years.
Following the signing of a framework agreement in 2021 for the planned sale of the French retail banking business, that business is now excluded from our deferred tax analysis as its sale is considered probable. Although the French consolidated tax group recorded a tax loss in both 2020 and 2021, this would have been taxable profit if the effects of the retail banking business and other non-recurring items, mainly related to the restructuring of the European business, were excluded. The French net deferred tax asset is supported by forecasts of taxable profit, also taking into consideration the history of profitability in the remaining businesses. No net deferred tax asset was recognised as at 31 December 2020 as management did not consider there to be convincing evidence of sufficient future taxable profits within the French consolidated tax group to support recognition.
The Group’s net deferred tax liability of $4.7bn (2020: $4.3bn) included a net UK deferred tax asset of $0.8bn (2020: $0.6bn), of which $0.2bn related to UK banking tax losses which are expected to be substantially recovered within one year. The net UK deferred tax asset of $0.8bn excludes a $3.0bn deferred tax liability arising on the UK pension scheme surplus, the reversal of which is not taken into account when estimating future taxable profits. The UK deferred tax assets are supported by forecasts of taxable profit, also taking into consideration the history of profitability in the relevant businesses.
Unrecognised deferred tax
The amount of gross temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised in the balance sheet was $16.9bn (2020: $15.6bn). This amount included unused UK tax losses of $10.5bn (2020: $9.3bn), of which $5.8bn (2020: $4.3bn) arose after 1 April 2017 and can be recovered against the future taxable profits of any of the Group’s UK tax resident subsidiaries. The remaining balance can only be recovered against future taxable profits of HSBC Holdings plc. No deferred tax was recognised on any of these losses due to the absence of convincing evidence regarding the availability of sufficient future taxable profits against which to recover them, taking into account the recent history of taxable losses within the UK group. Deferred tax asset recognition is reassessed at each balance sheet date based on the available evidence. Of the total amounts unrecognised, $10.9bn (2020: $11.5bn) had no expiry date, $0.7bn (2020: $0.7bn) was scheduled to expire within 10 years and the remaining balance is expected to expire after 10 years.
Deferred tax is not recognised in respect of the Group’s investments in subsidiaries and branches where HSBC is able to control the timing of remittance or other realisation and where remittance or realisation is not probable in the foreseeable future. The aggregate temporary differences relating to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches is $12.7bn (2020: $12.1bn) and the corresponding unrecognised deferred tax liability was $0.8bn (2020: $0.7bn).